Net financial income / (loss)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Net financial income / (loss)	Net financial income / (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2024	June 30, 2023

Interests on financial assets	1,269	965
Change in valuation allowance on financial instruments	1,471	1,044
Foreign exchange gains	873	1,073
Financial income	3,613	3,083
Foreign exchange losses	(1,763)	(642)
Unrealized losses on financial assets	—	—
Interest on financial liabilities	(300)	(324)
Financial expenses	(2,064)	(966)
Net financial income (loss)	1,549	2,116
For the six months ended June 30, 2024 and 2023, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the US dollar on US dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.